Mutual Fund Series Trust

SMH Representation Trust

Incorporated herein by reference is the prospectus for SMH Representation Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 4, 2013 (SEC Accession No. 0001162044-13-001208).